UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

This filing lists securities holdings reported on the Form 13F filed on September 30, 1999 pursuant to a request for confidential treatment and for which that confidential treatment expired on 12/31/99, 3/31/00 & 6/30/00.

Report for the Calendar Year or Quarter Ended:  September 30, 1999

Check here if Amendment [ X ]; Amendment Number:     5
   This Amendment (Check only one.):    [  ] is a restatement.
                                        [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        T. Rowe Price Associates, Inc.
Address:     100 East Pratt Street
             Baltimore, Maryland  21202


Form 13F File Number:  28-115
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.









Person Signing this Report on Behalf of Reporting Manager:

Name:     Henry H. Hopkins
Title:    Managing Director
Phone:    410-345-6603

Signature, Place, and Date of Signing:

      /S/ Henry H. Hopkins        Baltimore, Maryland      March 17, 2004
              [Signature]            [City, State]           [Date]

Report type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
      NONE

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                                  Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 37

Form 13F Information Table Value Total: 387879

List of Other Included Managers: NONE

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                                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT OTH      VOTING AUTHORITY

        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MGR   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --- -------- -------- --------
AMAZON COM INC                  COMM STK        023135106      13      100   SH      SOLE              0        0      100
AMERADA HESS CORP               COMM STK        023551104    5950   100000   SH      SOLE              0        0   100000
AVIRON                          COMM STK        052762100     342    12000   SH      SOLE              0        0    12000
BERKLEY (W.R.) CORPORATION      COMM STK        084423102    2458    98200   SH      SOLE          33200        0    65000
BLANCH E. W. HLDGS INC          COMM STK        093210102    7790   114250   SH      SOLE          89100        0    25150
BOSTON SCIENTIFIC CORP          COMM STK        101137107   31784   723400   SH      SOLE         378100        0   345300
BROCADE COMM SYS                COMM STK        111621108      10      100   SH      SOLE              0        0      100
CABOT CORP                      COMM STK        127055101    2837   133500   SH      SOLE          63500        0    70000
CAPITAL SENIOR LIVING CORP      COMM STK        140475104     706   100000   SH      SOLE              0        0   100000
CAREINSITE INC                  COMM STK        14170M106    3321    70000   SH      SOLE          28000        0    42000
CENTOCOR INC                    COMM STK        152342101   11137   238700   SH      SOLE         161400        0    77300
CONCORD EFS INC                 COMM STK        206197105   56838  1342300   SH      SOLE         423500        0   918800
CONSOLIDATED PAPERS INC         COMM STK        209759109    5486   205100   SH      SOLE          31000        0   174100
DELPHI INFORMATION SYSTEMS      COMM STK        247171200     991   100001   SH      SOLE              0        0   100001
E TRADE GROUP INC               COMM STK        269246104       4      100   SH      SOLE              0        0      100
EXODUS COMMUNICATIONS INC       COMM STK        302088109      12      100   SH      SOLE              0        0      100
HILTON HOTELS CORPORATION       COMM STK        432848109    4692   330700   SH      SOLE         120700        0   210000
INKTOMI CORP                    COMM STK        457277101      13      100   SH      SOLE              0        0      100
JDS UNIPHASE CORP               COMM STK        46612J101   64204   535730   SH      SOLE         305130        0   230600
LENNAR CORP                     COMM STK        526057104    1881    78355   SH      SOLE              0        0    78355
LONDON PACIFIC GROUP LTD        ADR             542073101    1248    54400   SH      SOLE           2600        0    51800
MEDIAONE GROUP INC              COMM STK        58440J104   23416   314840   SH      SOLE         289840        0    25000
NETWORK SOLUTIONS INC           COMM STK        64121Q102       8      100   SH      SOLE              0        0      100
NEXTEL COMMUNICATIONS           COMM STK        65332V103   31547   628200   SH      SOLE         128200        0   500000
OCULAR SCIENCES INC             COMM STK        675744106    2145   123700   SH      SOLE              0        0   123700
OLIN CORP                       COMM STK        680665205    3454   261900   SH      SOLE              0        0   261900
PENN ENGINEERING & MFG          COMM STK        707389102     134     6600   SH      SOLE              0        0     6600
PENN ENGINEERING & MFG          COMM STK        707389300     117     5200   SH      SOLE              0        0     5200
PROVIDIAN CORP                  COMM STK        74406A102    1926    20600   SH      SOLE           1100        0    19500
QLOGIC CORP                     COMM STK        747277101      13      100   SH      SOLE              0        0      100
REALNETWORKS INC                COMM STK        75605L104       7      100   SH      SOLE              0        0      100
SMITH INTERNATIONAL             COMM STK        832110100    1738    40000   SH      SOLE              0        0    40000
SPRINT CORPORATION              COMM STK        852061100  112316  2126700   SH      SOLE         272700        0  1854000
SUNGARD DATA SYSTEMS            COMM STK        867363103    8587   248900   SH      SOLE         152800        0    96100
VELCRO INDUSTRIES N V           COMM STK        922571104     728    60000   SH      SOLE              0        0    60000
VERISIGN INC                    COMM STK        92343E102       9      100   SH      SOLE              0        0      100
YAHOO                           COMM STK        984322106      17      100   SH      SOLE              0        0      100
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